Unaudited Condensed Consolidated Statements of Changes in Shareholders’ Equity (Deficit) (Parentheticals) - USD ($)	3 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Mar. 31, 2025
Statement of Stockholders' Equity [Abstract]
Net of income taxes	$ 0	$ 0	$ 0	$ 0